A&Q Technology Fund LLC

Schedule of Portfolio Investments

(Unaudited)

March 31, 2023

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Equity Hedged
Alta Park Fund Onshore, LP	US/Canada	$12,037,466	$13,088,652	10.55%	7/1/2019	Quarterly	45 days	3/31/2023		$13,088,652
Averill Partners L.P.	US/Canada	8,273,973	9,685,714	7.81	4/1/2021	Quarterly	60 days	3/31/2023	(d),(e)	$1,202,066
Avidity Capital Fund L.P.	US/Canada	13,000,000	12,437,996	10.03	4/1/2020	Quarterly	60 days	3/31/2023		$12,437,996
Biomedical Value Fund, L.P.	US/Canada	13,177,597	16,604,168	13.39	3/1/2019	Quarterly	120 days	3/31/2023		$16,604,168
Cadian Fund, L.P.	US/Canada	3,000,000	3,524,981	2.84	12/1/2022	Quarterly	60 days	3/31/2023	(d)	$881,245
Dantai Master Fund	Greater China	1,304,259	502,939	0.41	4/1/2021	N/A	N/A	N/A	(f)	N/A
G2 Investment Partners QP, L.P.	US/Canada	5,765,810	11,606,357	9.36	5/1/2014	Monthly	60 days	3/31/2023	(g)	$5,803,179
Jericho Capital Partners L.P.	US/Canada	4,696,723	12,956,214	10.44	5/1/2011	Quarterly	60 days	3/31/2023		$12,956,214
PFM Healthcare Fund, L.P.	US/Canada	14,000,000	13,202,301	10.64	9/1/2022	Quarterly	45 days	9/30/2023	(h)	$13,202,301
Visium Balanced Fund, L.P.	US/Canada	—	—	0.00	1/1/2010	N/A	N/A	N/A	(i)	N/A
Woodline Fund LP	Global	15,262,500	22,444,776	18.09	8/1/2019	Quarterly	60 days	3/31/2023	(d)	$5,611,194

Equity Hedged Subtotal		90,518,328	116,054,098	93.56

Total		$90,518,328	$116,054,098	93.56%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)	The Investment Fund is subject to an investor level gate of 25%.
(e)	A portion of this holding ($4,877,449) is under lock-up and is not redeemable without paying a fee.
(f)	All of the Fund’s interests in the Investment Fund are held in side pockets which have restricted liquidity.
(g)	The Investment Fund is subject to an investor level gate of 50% during any 90-day period, without a penalty.
(h)	The holding is under lock-up and is not redeemable without paying a fee.
(i)

The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Technology Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2023

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $-. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the equity hedged strategy (total fair value of $116,054,098) generally utilize fundamental analysis to invest in publicly traded equities through both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of March 31, 2023, the Investment Funds in the equity hedged strategy had $60,464,129 representing 52% of the value of the investments in this category, subject to an investor level gate or lock-ups. Included in this amount is $18,079,750, representing 16% of the value of the investments in this category, that cannot be redeemed in full because the investment includes restrictions that do not allow for redemptions in the first 12-24 months after acquisition. The remaining restriction period for these investments ranges from 1-6 months at March 31, 2023. Investment Funds representing less than 1% of the value of investments in this category are held in side pockets or in liquidation; therefore, the redemption notice period is no longer effective for these investments and the liquidation of assets is uncertain.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2023.

Please refer to the December 31, 2022 financial statements for full disclosure on the Fund’s portfolio valuation methodology.